Trade and other receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 112	$ 12
Other accounts receivable	376	311
Total trade and other receivables	4,489	4,031
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Current	4,305	3,959
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Current	(191)	(145)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current	(120)	(118)
Commodity taxes receivable
Disclosure Of Trade And Other Receivables [Line Items]
Current	$ 7	$ 12